Annual Total Returns - Fidelity Limited Term Municipal Income Fund [BarChart] - 12.31 Fidelity Limited Term Municipal Income Fund Retail PRO-09 - Fidelity Limited Term Municipal Income Fund - Fidelity Limited Term Municipal Income Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	2.25%
Annual Return 2013	0.10%
Annual Return 2014	2.19%
Annual Return 2015	1.18%
Annual Return 2016	(0.45%)
Annual Return 2017	2.35%
Annual Return 2018	1.28%
Annual Return 2019	4.18%
Annual Return 2020	3.34%
Annual Return 2021	0.36%